UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders.

ProFunds Distributors, Inc.

Semiannual Report

April 30, 2009

Access One Trust

Access Flex High Yield Fund®

Access Flex Bear High Yield Fund

Table of Contents

i	Message from the Chairman

ii	Allocation of Portfolio Holdings & Composition

iii	Expense Examples

Schedule of Portfolio Investments

1 Access Flex High Yield Fund

2 Access Flex Bear High Yield Fund

3	Statements of Assets and Liabilities

4	Statements of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of Access Funds for the six-month period from October 31, 2008 to April 30, 2009.

Volatile Period

The JPMorgan Domestic High Yield Index, a measure of the high yield market, gained 12.81% for the period. By comparison, the Barclays Capital U.S. Aggregate Bond Index, a measure of the overall U.S. bond market, gained 7.75%, while the S&P 500, a measure of large-cap U.S. stocks, declined 8.52%.

The gains by the high yield market came with significant volatility, beginning with an early downward move, followed by a gradual recovery and a notable gain at the end of the period. The High Yield Index began the period by trending downward, declining more than 11% by mid-December 2008 as the economy continued to slow and investors fled high yield bonds in favor of higher-rated securities.

The high yield market then stabilized, gradually gaining nearly 8% between mid-December 2008 and early March 2009 as the credit markets assessed the new federal financial rescue programs. Between early March and the end of April 2009, the high-yield market rose rapidly, gaining 17.77% as the details and magnitude of the programs became clearer.

High Yield Outlook

After a volatile six months, the outlook for high yield bonds remains mixed. Although the high yield market appears to indicate that a slowing of the economic decline may be in progress, it does not yet seem to be showing that an economic recovery is underway. Economic uncertainty continues to exert downward pressure on returns. However, the high yield market could benefit further if government programs successfully unfreeze credit markets and repair banks’ balance sheets.

Whether you believe the high yield market will continue to rise or may retreat, Access Funds can help you take advantage of your market view. Access Flex High Yield Fund seeks to provide exposure to the high yield market, while the Access Flex Bear High Yield Fund seeks to provide inverse exposure to the high yield market. Moreover, both Access Funds permit you to make exchanges when your outlook changes, without exchange restrictions or redemption fees.

If you have an opinion – either positive or negative – regarding other market segments or sectors, visit our website at www.profunds.com to see our full family of funds.

As always, we deeply appreciate your trust and confidence in the Access Funds.

Sincerely,

Michael L. Sapir
Chairman

Investing in Access Flex High Yield Fund and Access Flex Bear High Yield Fund involves certain risks, including high yield, credit default swap, interest rate, inverse correlation, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, short sale and valuation risk. In addition, these funds permit active trading strategies that may increase expenses, reduce fund performance and may not be suitable for all investors. The prospectus should be read carefully before investing.

i

Allocation of Portfolio Holdings & Composition (unaudited)
April 30, 2009

Access Flex High Yield Fund

Investment Objective:  The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure

% of
Investment Type	Net Assets

Swap Agreements	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure

% of
Market Exposure

Consumer Cyclical	30%
Communications	15%
Consumer Non-Cyclical	13%
Industrial	12%
Utilities	7%
Energy	6%
Technology	6%
Financial	6%
Basic Materials	5%

Access Flex Bear High Yield Fund

Investment Objective:  The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.

High Yield Market Exposure

% of
Investment Type	Net Assets

Swap Agreements	(98)%

Total Exposure	(98)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

Holdings

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Industry Exposure

% of
Market Exposure

Consumer Cyclical	(30)%
Communications	(15)%
Consumer Non-Cyclical	(13)%
Industrial	(12)%
Utilities	(7)%
Energy	(6)%
Technology	(6)%
Financial	(6)%
Basic Materials	(5)%

ii

ACCESS ONE TRUST

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at November 1, 2008 and held for the entire period from November 1, 2008 through April 30, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Actual Expense
Access Flex High Yield Fund - Investor Class	$1,000.00	$965.00	$8.19	1.68%
Access Flex High Yield Fund - Service Class	1,000.00	961.10	13.03	2.68%
Access Flex High Yield Fund - Class A	1,000.00	964.50	9.40	1.93%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	954.80	8.97	1.85%
Access Flex Bear High Yield Fund - Service Class	1,000.00	950.30	13.78	2.85%
Access Flex Bear High Yield Fund - Class A	1,000.00	954.10	9.98	2.06%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Hypothetical Expense
Access Flex High Yield Fund - Investor Class	$1,000.00	$1,016.46	$8.40	1.68%
Access Flex High Yield Fund - Service Class	1,000.00	1,011.50	13.37	2.68%
Access Flex High Yield Fund - Class A	1,000.00	1,015.22	9.64	1.93%
Access Flex Bear High Yield Fund - Investor Class	1,000.00	1,015.62	9.25	1.85%
Access Flex Bear High Yield Fund - Service Class	1,000.00	1,010.66	14.21	2.85%
Access Flex Bear High Yield Fund - Class A	1,000.00	1,014.58	10.29	2.06%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iii

This Page Intentionally Left Blank

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex High Yield Fund	April 30, 2009
(unaudited)

U.S. Treasury Obligations (40.1%)
	Principal
	Amount	Value

U.S. Treasury Notes, 1.88%, 4/30/14	$170,600,000	$169,600,391

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $169,442,578)		169,600,391

Repurchase Agreements (32.4%)
Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $19,752,038 (Collateralized by $20,124,400 U.S. Treasury Notes, 0.88%, 2/28/11, market value $20,147,300)	19,752,000	19,752,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $64,199,161 (Collateralized by $65,722,000 Federal Home Loan Mortgage Corp., 0.42%‡, 3/5/10, market value $65,486,440)	64,199,000	64,199,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $49,383,123 (Collateralized by $47,972,000 of various U.S. Government Agency Obligations, 0.39%‡-5.13%, 2/1/10-1/22/18, market value $50,371,971)	49,383,000	49,383,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $3,929,009 (Collateralized by $4,012,000 of various Federal Home Loan Bank Securities, 0.13%‡-0.15%‡, 6/25/09-6/29/09, market value $4,011,124)	3,929,000	3,929,000
TOTAL REPURCHASE AGREEMENTS
(Cost $137,263,000)		$137,263,000

TOTAL INVESTMENT SECURITIES
(Cost $306,705,578)—72.5%		306,863,391
Net other assets (liabilities)—27.5%		116,236,930

NET ASSETS—100.0%		$423,100,321

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $81,290,000.

‡	Represents the effective yield or interest rate in effect at April 30, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

5-Year U.S. Treasury Note Futures Contract expiring 6/30/09 (Underlying notional amount at value $170,693,250)	1,456	$48,119

Credit Default Swap Agreements
					Notional
	Notional	Buy/Sell	Receive	Expiration	Amount at	Unrealized
Underlying Instrument*	Amount(a)	Protection(b)	Fixed Rate	Date	Value(c)	Gain (Loss)(d)

CDX North America High Yield Swap; Series 12	$169,587,000**	Sell	5.00%	6/20/14	$(35,324,972)	$2,670,927
CDX North America High Yield Swap; Series 12	80,190,000**	Sell	5.00%	6/20/14	(16,703,577)	2,859,442
CDX North America High Yield Swap; Series 12	137,907,000**	Sell	5.00%	6/20/14	(28,726,028)	2,238,697
CDX North America High Yield Swap; Series 12	142,164,000**	Sell	5.00%	6/20/14	(29,612,761)	1,018,211

						$8,787,277

*	As of April 30, 2009, the CDX North America High Yield Index included the security, Idearc, Inc., which had defaulted and represented 1% of the Index.

**	Reflects the notional amount after the default of Idearc, Inc.

(a)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(c)	The value of the credit default swap agreements on the specified credit indices disclosed above serve as an indicator of current status of the payment/performance risk as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)	The unrealized gain (loss), resulting from changes in the market value of the credit default swap agreements, represent the likelihood of an expected loss (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing unrealized losses as compared to the notional amount of the swap represent a deterioration of the underlying reference entity’s credit soundness from the date the Fund entered into the swap agreement through the period end.

See accompanying notes to the financial statements.

ACCESS ONE TRUST	Schedule of Portfolio Investments
Access Flex Bear High Yield Fund	April 30, 2009
(unaudited)

Repurchase Agreements (66.2%)
	Principal
	Amount	Value

Bank of America, 0.07%, 5/1/09+, dated 4/30/09, with a repurchase price of $1,952,004 (Collateralized by $1,989,000 U.S. Treasury Notes, 0.88%, 2/28/11, market value $1,991,263)	$1,952,000	$1,952,000
Deutsche Bank, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $6,351,016 (Collateralized by $6,440,000 of various Federal Home Loan Mortgage Corp. Securities, 0.42%‡-4.13%, 3/5/10-10/18/10, market value $6,480,899)	6,351,000	6,351,000
HSBC, 0.09%, 5/1/09+, dated 4/30/09, with a repurchase price of $4,885,012 (Collateralized by $4,891,000 of various Federal National Mortgage Association Securities, 0.29%‡-4.72%, 12/1/09-1/22/18, market value $4,985,044)	4,885,000	4,885,000
UMB, 0.08%, 5/1/09+, dated 4/30/09, with a repurchase price of $396,001 (Collateralized by $716,000 of various Federal Home Loan Bank Securities, 0.13%‡-0.15%‡, 6/25/09-7/13/09, market value $715,812)	396,000	396,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,584,000)		$13,584,000

TOTAL INVESTMENT SECURITIES
(Cost $13,584,000)—66.2%		13,584,000
Net other assets (liabilities)— 33.8%		6,925,593

NET ASSETS—100.0%		$20,509,593

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2009, the aggregate amount held in a segregated account was $2,830,000.
‡	Represents the effective yield or interest rate in effect at April 30, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

5-Year U.S. Treasury Note Futures Contract expiring 6/30/09 (Underlying notional amount at value $17,467,922)	149	$187,235

Credit Default Swap Agreements
					Notional
	Notional	Buy/Sell	Pay	Expiration	Amount at	Unrealized
Underlying Instrument*	Amount(a)	Protection(b)	Fixed Rate	Date	Value(c)	Gain (Loss)(d)

CDX North America High Yield Swap; Series 12	$6,435,000**	Buy	5.00%	6/20/14	$1,340,411	$(466,753)
CDX North America High Yield Swap; Series 12	6,237,000**	Buy	5.00%	6/20/14	1,299,167	(519,913)
CDX North America High Yield Swap; Series 12	5,742,000**	Buy	5.00%	6/20/14	1,196,059	(402,131)
CDX North America High Yield Swap; Series 12	6,732,000**	Buy	5.00%	6/20/14	1,402,276	(463,049)

						$(1,851,846)

*	As of April 30, 2009, the CDX North America High Yield Index included the security, Idearc, Inc., which had defaulted and represented 1% of the Index.

**	Reflects the notional amount after the default of Idearc, Inc.

(a)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(c)	The value of the credit default swap agreements on the specified credit indices disclosed above serve as an indicator of current status of the payment/performance risk as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)	The unrealized gain (loss), resulting from changes in the market value of the credit default swap agreements, represent the likelihood of an expected loss (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing unrealized gains as compared to the notional amount of the swap represent a deterioration of the underlying reference entity’s credit soundness from the date the Fund entered into the swap agreement through the period end.

See accompanying notes to the financial statements.

ACCESS ONE TRUST
April 30, 2009
(unaudited)

Statements of Assets and Liabilities

	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Assets:
Total Investment Securities, at cost	$306,705,578	$13,584,000

Securities, at value	169,600,391	—
Repurchase agreements, at value	137,263,000	13,584,000

Total Investment Securities, at value	306,863,391	13,584,000
Cash	532	166
Segregated cash balances with brokers for futures contracts	1,163,399	259,166
Interest receivable	124,246	33
Receivable for credit default swap agreements sold	93,685,873	845,112
Receivable for closed swap positions	10,108	925,069
Receivable for capital shares issued	224,896,292	7,401
Receivable for investments sold	82,607,250	—
Unrealized gain on credit default swap agreements	8,787,277	—
Premiums paid on credit default swap agreements	—	6,943,073
Variation margin on futures contracts	37,879	—
Prepaid expenses	31,034	37,456

Total Assets	718,207,281	22,601,476

Liabilities:
Payable for capital shares redeemed	2,420,894	149,343
Payable for credit default swap agreements purchased	877,846	—
Payable for closed swap positions	4,431,548	—
Payable for investments purchased	169,442,578	—
Unrealized loss on credit default swap agreements	—	1,851,846
Premiums received on credit default swap agreements	117,709,711	—
Variation margin on futures contracts	—	9,313
Advisory fees payable	57,701	15,196
Management services fees payable	11,540	3,039
Administration fees payable	3,889	1,023
Distribution and services fees payable—Service Class	7,308	228
Distribution and services fees payable—Class A	226	—(a)
Trustee fees payable	4	5
Transfer agency fees payable	5,845	2,788
Fund accounting fees payable	7,401	1,946
Compliance services fees payable	1,987	1,071
Service fees payable	2,173	571
Other accrued expenses	126,309	55,514

Total Liabilities	295,106,960	2,091,883

Net Assets	$423,100,321	$20,509,593

Net Assets consist of:
Capital	$450,336,839	$26,067,753
Accumulated net investment income (loss)	(10,405,739)	(681,702)
Accumulated net realized gains (losses) on investments	(25,823,988)	(3,211,847)
Net unrealized appreciation (depreciation) on investments	8,993,209	(1,664,611)

Net Assets	$423,100,321	$20,509,593

Net Assets:
Investor Class	$413,169,117	$20,163,546
Service Class	9,064,403	344,232
Class A	866,801	1,815
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	19,332,045	739,393
Service Class	421,859	13,041
Class A	39,771	65
Net Asset Value (redemption price per share):
Investor Class	$21.37	27.27
Service Class	21.49	$26.40
Class A(b)	21.79	28.06 (c)
Maximum Sales Charge:
Class A	4.75%	4.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Investor Class	$21.37	27.27
Service Class	21.49	$26.40
Class A	22.88	29.46(c)

(a)	Amount is less than $0.50.
(b)	Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c)	Net asset value is calculated using unrounded net assets of $1,815.15 divided by the unrounded shares outstanding of 64.68.

See accompanying notes to the financial statements.

ACCESS ONE TRUST
For the six months ended April 30, 2009
(unaudited)

Statements of Operations
	Access Flex	Access Flex
	High Yield	Bear High Yield
	Fund	Fund

Investment Income:
Interest	$303,619	$24,435

Expenses:
Advisory fees	301,263	171,229
Management services fees	60,253	34,246
Administration fees	24,623	9,315
Distribution and services fees—Service Class	25,553	11,798
Distribution and services fees—Class A	915	2
Transfer agency fees	25,891	10,483
Administrative services fees	108,933	64,342
Registration and filing fees	29,737	28,498
Custody fees	4,628	6,691
Fund accounting fees	40,922	22,679
Trustee fees	1,375	848
Compliance services fees	2,285	1,190
Service fees	11,877	6,713
Legal fees	15,542	29,456
Other fees	45,446	36,105

Total Net Expenses	699,243	433,595

Net Investment Income (Loss)	(395,624)	(409,160)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(405,671)	1,163,654
Net realized gains (losses) on futures contracts	769,394	(2,079,687)
Net realized gains (losses) on swap agreements	(16,432,478)	2,885,022
Change in net unrealized appreciation/depreciation on investments	8,838,821	(2,033,589)

Net Realized and Unrealized Gains (Losses) on Investments	(7,229,934)	(64,600)

Change in Net Assets Resulting From Operations	$(7,625,558)	$(473,760)

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Statements of Changes in Net Assets
	Access Flex High Yield Fund		Access Flex Bear High Yield Fund

	Six Months		Six Months
	Ended		Ended
	April 30, 2009	Year Ended	April 30, 2009	Year Ended
	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(395,624)	$585,302	$(409,160)	$1,218,814
Net realized gains (losses) on investments	(16,068,755)	(6,744,892)	1,968,989	2,967,963
Change in net unrealized appreciation/depreciation on investments	8,838,821	602,514	(2,033,589)	(1,144,658)

Change in net assets resulting from operations	(7,625,558)	(5,557,076)	(473,760)	3,042,119

Distributions to Shareholders From:
Net investment income
Investor Class	—	(546,233)	—	(1,195,981)
Service Class	—	(38,485)	—	(22,833)
Class A	—	(584)	—	—
In excess of net investment income
Investor Class	(11,648,770)	(911,727)	—	(2,867,232)
Service Class	(298,056)	(64,237)	—	(54,740)
Class A	(45,143)	(972)	—	—

Change in net assets resulting from distributions	(11,991,969)	(1,562,238)	—	(4,140,786)

Change in net assets resulting from capital transactions	422,113,854	(4,931,907)	(30,673,750)	(89,419,251)

Change in net assets	402,496,327	(12,051,221)	(31,147,510)	(90,517,918)
Net Assets:
Beginning of period	20,603,994	32,655,215	51,657,103	142,175,021

End of period	$423,100,321	$20,603,994	$20,509,593	$51,657,103

Accumulated net investment income (loss)	$(10,405,739)	$1,981,854	$(681,702)	$(272,542)

Capital Transactions:
Investor Class
Proceeds from shares issued	$985,618,114	$787,704,718	$272,030,686	$666,395,247
Dividends reinvested	10,776,368	1,330,224	—	3,332,416
Value of shares redeemed	(583,334,976)	(788,283,254)	(301,115,249)	(747,721,049)
Service Class
Proceeds from shares issued	22,960,648	19,491,329	10,580,997	17,245,276
Dividends reinvested	297,283	102,392	—	62,928
Value of shares redeemed	(15,200,358)	(23,216,047)	(12,170,184)	(28,740,705)
Class A
Proceeds from shares issued	2,662,601	1,929,288	—	2,549,140
Dividends reinvested	45,143	1,556	—	—
Value of shares redeemed	(1,710,969)	(3,992,113)	—	(2,542,504)

Change in net assets resulting from capital transactions	$422,113,854	$(4,931,907)	$(30,673,750)	$(89,419,251)

Share Transactions:
Investor Class
Issued	45,053,367	28,327,974	9,443,754	24,547,676
Reinvested	471,894	49,467	—	126,085
Redeemed	(26,985,630)	(28,447,445)	(10,449,561)	(27,633,209)
Service Class
Issued	1,066,501	695,319	378,471	649,341
Reinvested	12,896	3,896	—	2,428
Redeemed	(725,867)	(830,010)	(430,510)	(1,073,387)
Class A
Issued	120,583	66,819	—	91,783
Reinvested	1,923	59	—	—
Redeemed	(83,438)	(140,288)	—	(91,783)

Change in shares	18,932,229	(274,209)	(1,057,846)	(3,381,066)

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Access Flex High Yield Fund

Investor Class
Six Months Ended April 30, 2009 (unaudited)	$23.91	(0.10)	(0.70)	(0.80)	—	(1.74)	—	—	(1.74)	$21.37	(3.50	)%(d)	1.68%	1.68%	(0.92)%	$413,169	801	%(d)
Year Ended October 31, 2008	$28.74	0.35	(2.50)	(2.15)	(1.00)	(1.68)	—	—	(2.68)	$23.91	(8.05)%		1.59%	1.59%(e)	1.24%	$ 18,944	3,080%
Year Ended October 31, 2007	$28.66	0.90	0.69	1.59	(0.88)	(0.63)	—	—	(1.51)	$28.74	5.65%		1.52%	1.52%	3.12%	$ 24,785	1,757%
Year Ended October 31, 2006	$29.37	0.80	2.03	2.83	(1.41)	(1.64)	(0.02)	(0.47)	(3.54)	$28.66	10.30%		1.72%	1.72%	2.80%	$ 66,787	1,900%
December 17, 2004 through October 31, 2005(f),(g)	$30.00	0.42	(0.06)	0.36	(0.99)	—	—	—	(0.99)	$29.37	1.30	%(d)	2.86%	1.95%	1.63%	$ 22,023	2,542	%(d)
Service Class
Six Months Ended April 30, 2009 (unaudited)	$24.04	(0.21)	(0.68)	(0.89)	—	(1.66)	—	—	(1.66)	$21.49	(3.89	)%(d)	2.68%	2.68%	(1.92)%	$ 9,064	801	%(d)
Year Ended October 31, 2008	$28.74	0.07	(2.51)	(2.44)	(0.85)	(1.41)	—	—	(2.26)	$24.04	(8.96)%		2.59%	2.59%(e)	0.24%	$ 1,643	3,080%
Year Ended October 31, 2007	$28.72	0.61	0.69	1.30	(0.75)	(0.53)	—	—	(1.28)	$28.74	4.62%		2.52%	2.52%	2.12%	$ 5,723	1,757%
Year Ended October 31, 2006	$29.27	0.51	2.22	2.73	(1.28)	(1.51)	(0.02)	(0.47)	(3.28)	$28.72	9.99%		2.72%	2.72%	1.80%	$ 9,363	1,900%
December 17, 2004 through October 31, 2005(f),(g)	$30.00	0.16	(0.14)	0.02	(0.75)	—	—	—	(0.75)	$29.27	0.13	%(d)	3.86%	2.95%	0.63%	$ 294	2,542	%(d)
Class A
Six Months Ended April 30, 2009 (unaudited)	$24.34	(0.13)	(0.69)	(0.82)	—	(1.73)	—	—	(1.73)	$21.79	(3.55	)%(d)	1.93%	1.93%	(1.17)%	$ 867	801	%(d)
Year Ended October 31, 2008	$28.96	0.28	(2.54)	(2.26)	(0.89)	(1.47)	—	—	(2.36)	$24.34	(8.26)%		1.84%	1.84%(e)	0.99%	$ 17	3,080%
Year Ended October 31, 2007	$28.90	0.83	0.68	1.51	(0.84)	(0.61)	—	—	(1.45)	$28.96	5.32%		1.77%	1.77%	2.87%	$ 2,147	1,757%
July 3, 2006 through October 31, 2006(g)	$28.25	0.77	1.07	1.84	(0.55)	(0.62)	(0.02)	—	(1.19)	$28.90	6.58	%(d)	1.97%	1.97%	2.55%	$ 4,976	1,900	%(d)

Access Flex Bear High Yield Fund

Investor Class
Six Months Ended April 30, 2009 (unaudited)	$28.56	(0.25)	(1.04)	(1.29)	—	—	—	—	—	$27.27	(4.52	)%(d)	1.85%	1.85%	(1.74)%	$ 20,164	—
Year Ended October 31, 2008	$27.45	0.33	1.81	2.14	(0.30)	(0.73)	—	—	(1.03)	$28.56	8.11%		1.54%	1.54%	1.24%	$ 49,847	—
Year Ended October 31, 2007	$27.33	1.02	(0.90)	0.12	—	—	—	—	—	$27.45	0.44%		1.43%	1.43%	3.70%	$129,159	—
Year Ended October 31, 2006	$28.75	0.90	(2.32)	(1.42)	—	—	—	—	—	$27.33	(4.94)%		1.57%	1.57%	3.18%	$ 87,950	—
April 27, 2005 through October 31, 2005(g)	$30.00	0.24	(1.49)	(1.25)	—	—	—	—	—	$28.75	(4.17	)%(d)	1.92%	1.92%	1.61%	$244,904	—
Service Class
Six Months Ended April 30, 2009 (unaudited)	$27.78	(0.39)	(0.99)	(1.38)	—	—	—	—	—	$26.40	(4.97	)%(d)	2.85%	2.85%	(2.74)%	$ 344	—
Year Ended October 31, 2008	$26.74	0.07	1.77	1.84	(0.24)	(0.56)	—	—	(0.80)	$27.78	7.09%		2.54%	2.54%	0.24%	$ 1,808	—
Year Ended October 31, 2007	$26.88	0.75	(0.89)	(0.14)	—	—	—	—	—	$26.74	(0.52)%		2.43%	2.43%	2.70%	$ 13,015	—
Year Ended October 31, 2006	$28.57	0.62	(2.31)	(1.69)	—	—	—	—	—	$26.88	(5.92)%		2.57%	2.57%	2.18%	$ 11,458	—
April 27, 2005 through October 31, 2005(g)	$30.00	0.09	(1.52)	(1.43)	—	—	—	—	—	$28.57	(4.77	)%(d)	2.92%	2.92%	0.61%	$ 5,318	—
Class A
Six Months Ended April 30, 2009 (unaudited)	$29.41	(0.28)	(1.07)	(1.35)	—	—	—	—	—	$28.06	(4.59	)%(d)	2.06%	2.06%	(1.95)%	$ 2	—
Year Ended October 31, 2008	$27.27	0.26	1.88	2.14	—	—	—	—	—	$29.41	7.85%		1.79%	1.79%	0.99%	$ 2	—
Year Ended October 31, 2007	$27.20	0.95	(0.88)	0.07	—	—	—	—	—	$27.27	0.26%		1.68%	1.68%	3.45%	$ 2	—
Year Ended October 31, 2006	$28.73	0.83	(2.36)	(1.53)	—	—	—	—	—	$27.20	(5.53)%		1.82%	1.82%	2.93%	$ 185	—
September 8, 2005 through October 31, 2005(g)	$28.71	0.06	(0.04)	0.02	—	—	—	—	—	$28.73	0.07	%(d)	2.19%	2.19%	1.40%	$ 1,001	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.58%, 2.58% and 1.83% for Investor Class, Service Class and Class A shares, respectively, for the year ended October 31, 2008.
(f)	There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).
(g)	Commencement of operations

See accompanying notes to the financial statements.

ACCESS ONE TRUST

Notes to Financial Statements
April 30, 2009
(unaudited)

1.	Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the “Funds” and individually a “Fund”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. Each Fund offers three classes of shares: Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The Funds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the Funds will be monitored by the Advisor. The repurchase price is greater than the price paid by the Fund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the Fund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Short Sales

The Funds may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the Fund’s records. As of April 30, 2009, the Funds did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

Each Fund maintains exposure to the high yield market, regardless of market conditions. This means the Funds do not adopt defensive positions in anticipation of an adverse market climate. Each Fund seeks to achieve its high yield exposure primarily through credit default swaps but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and total return swap agreements and futures contracts.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures and interest rate risk related to bond futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. As of April 30, 2009, the Funds did not hold any options.

Swap Agreements

The Funds may enter into swap agreements, primarily credit default swaps (“CDSs”) and total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

CDSs are bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the buyer in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the buyer in exchange for a defaulted debt obligation or the seller would be required to pay a net settlement amount to the buyer equal to the par value of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new (“on-the run”) CDS issues will become available periodically. As such, the Fund does not expect to hold these contracts to maturity; rather it expects to periodically “roll” all positions to the typically more liquid newer issues.

CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Funds may not perform as expected or in a manner similar to the high yield bond markets.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a Fund’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and, in the case that a Fund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the Fund’s custodian. When a Fund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on total return swap agreements” until the swap agreement is settled in cash. When the Fund is a payer of the total return, the Fund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on total return swap agreements”.

The Trust, on behalf of a Fund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a Fund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

CDSs and total return swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swaps and interest rate risk related to bond total return swaps) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Fund may use various techniques to minimize credit risk, including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Fair Value of Derivative Instruments as of April 30, 2009

	Asset Derivatives				Liability Derivatives

Derivatives not
accounted for as	Statements of				Statements of
hedging instruments	Assets and		Unrealized		Assets and		Unrealized
under Statement 133	Liabilities Location	Fund	Gain		Liabilities Location	Fund	Loss

Credit Contracts	Unrealized gain on	Access Flex High			Unrealized loss on	Access Flex
	credit default swap	Yield Fund	$8,787,277		credit default swap	Bear High
	agreements				agreements	Yield Fund	$1,851,846
Interest Rate Contracts	Variation margin on	Access Flex High
	futures contracts	Yield Fund	48,119	*
		Access Flex Bear
		High Yield Fund	187,235	*

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

The Effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2009

			Realized Gain	Change in Unrealized
Derivatives not			(Loss) on	Appreciation
accounted for as	Location of Gain (Loss)		Derivatives	(Depreciation) on
hedging instruments	on Derivatives		Recognized	Derivatives Recognized
under Statement 133	Recognized in Income	Fund	in Income	in Income

Credit Contracts	Net realized gains	Access Flex High
	(losses) on swap	Yield Fund	$(16,432,478)	$8,646,833
agreements/change
in net unrealized
	appreciation/depreciation	Access Flex Bear
	on investments	High Yield Fund	2,885,022	(2,124,388)
Interest Rate Contracts	Net realized gains	Access Flex High
	(losses) on futures	Yield Fund	769,394	39,254
contracts/change
in net unrealized
	appreciation/depreciation	Access Flex Bear
	on investments	High Yield Fund	(2,079,687)	90,799

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the Funds included in this report, the Advisor serves as the investment advisor for each additional active Funds in the Access One, ProFunds and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate) not included in this report.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to the funds of the Access One, ProFunds and ProShares Trusts are allocated across the Access One, ProFunds and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain swap agreements, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain swap agreements) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the Funds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax year end of October 31st.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The FIN 48 analysis included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). FIN 48 did not impact the Funds’ net assets or results of operations during the period.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The funds adopted SFAS 161 in the current reporting period, and the required disclosures are included in the Derivative Instruments section of this Note 2 to the Financial Statements.

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 is effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. All disclosures required by this FASB Staff Position have been included in the Credit Default Swap Agreements table in the Schedule of Portfolio Investments and in the Swap Agreements section of this Note 2 to the Financial Statements.

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statements disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2009 for each Fund based upon the three levels defined above:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Total

						Investment
						Securities,
		Other			Other	including	Other
	Investment	Financial	Investment	Repurchase	Financial	Repurchase	Financial
	Securities	Instruments*	Securities	Agreements	Instruments*	Agreements	Instruments*

Access Flex High Yield Fund	$169,600,391	$48,119	$–	$137,263,000	$8,787,277	$306,863,391	$8,835,396
Access Flex Bear High Yield Fund	–	187,235	–	13,584,000	(1,851,846)	13,584,000	(1,664,611)

*
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective Fund.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the Fund’s daily net asset value from $500 million to $1 billion, 0.05% of the Fund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the Funds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Distributor did not receive any commissions from the sale of Class A Shares of the Funds during the fiscal year ended April 30, 2009.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Prior to January 1, 2009, the Trust, together with the ProFunds and ProShares Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees also received $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Effective January 1, 2009, the Trust, together with the ProFunds and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $82,750 ($165,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended April 30, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period			For the Period
	February 28, 2009			February 29, 2008
	Through			Through
	February 28, 2010			February 28, 2009

	Investor	Service		Investor	Service
	Class	Class	Class A	Class	Class	Class A

Access Flex High Yield Fund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Access Flex Bear High Yield Fund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of April 30, 2009, there are no amounts that may potentially be repaid by the Access One Trust pursuant to this agreement.

5.	Securities Transactions

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2009 were as follows:

	Purchases	Sales

Access Flex High Yield Fund	$677,772,801	$440,462,073

6.	Investment Risks

Counterparty Risk

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, the Funds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with the total return of the high yield market.

Underlying Risk

The Funds are subject to risk in the event of default or failure of the payment of interest and principal payments on the fixed income securities underlying the CDX North American High Yield Swap, even if a Fund does not itself hold those securities. The credit default swap provides exposure to below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired.

7.	Federal Income Tax Information

As of the latest tax year end of October 31, 2008, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Total

Access Flex High Yield Fund	$363,561	$16,357	$–	$9,366,450	$9,746,368
Access Flex Bear High Yield Fund	–	587,380	4,497,020	–	5,084,400

The tax character of dividends paid to shareholders during the latest tax year ended October 31, 2008, were as follows:

				Total
	Ordinary	Net Long-Term	Total Taxable	Distributions
	Income	Gains	Distributions	Paid

Access Flex High Yield Fund	$1,562,238	$–	$1,562,238	$1,562,238
Access Flex Bear High Yield Fund	4,140,786	–	4,140,786	4,140,786

ACCESS ONE TRUST

Notes to Financial Statements (continued)
April 30, 2009
(unaudited)

As of the latest tax year end of October 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

Access Flex High Yield Fund	$2,122,298	$–	$–	$(9,746,368)	$5,079	$(7,618,991)
Access Flex Bear High Yield Fund	–	–	–	(5,084,400)	–	(5,084,400)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

At April 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Access Flex High Yield Fund	$306,705,578	$157,813	$–	$157,813
Access Flex Bear High Yield Fund	13,584,000	–	–	–

8.	Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) as counterparties for certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. At this time, management estimates the full amounts owed to the Funds to be recoverable. Management, on behalf of the Funds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. To the extent that the Advisor is required to make a payment to the Funds in support of shortfall payments from Lehman, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements. The outstanding balances due from (or to) Lehman are included in “Receivable (or Payable) for closed swap positions” on the Statements of Assets and Liabilities.

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Access Funds

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, Ohio 43218-2800

Phone Numbers
For Individual Investors Only: 1-888-776-3637
Institutions and Financial Professionals Only: 1-888-776-5717

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.profunds.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust’s website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Access Funds are distributed by ProFunds Distributors, Inc.

04/09

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

     SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access One Trust

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	June 29, 2009

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	June 29, 2009

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	June 29, 2009

* Print the name and title of each signing officer under his or her signature.